Related Party Transactions - Narrative (Details)			12 Months Ended
	Jan. 01, 2018 USD ($)	Sep. 28, 2016	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	May 31, 2016 vessel	Apr. 30, 2016 vessel	Mar. 31, 2016 vessel
Disclosure of transactions between related parties [line items]
Number of vessels sold | vessel						2	1	2
Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Prior fee payable upon any future vessel sale or purchase		1.00%
Aggregate management fee					$ 12,600,000
Number of vessels purchased and delivered | vessel					29
Number of vessels sold | vessel					4
Reimbursement of expenses			$ 500,000	$ 600,000	$ 200,000
Scorpio Commercial Management SAM (SCM) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Termination fee			200,000	2,700,000
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Fixed annual technical management fee			250,000
Termination fee			200,000	2,500,000
Reimbursement of expenses			0	$ 0	0
Agreement supervision expense			$ 700,000
Construction in progress [member]
Disclosure of transactions between related parties [line items]
Number of vessels | vessel			2	10
STI Galata, STI Bosphorus, STI Leblon, STI La Boca, STI San Telmo And STI Donald C. Trauscht [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Aggregate management fee			$ 2,200,000
STI Lexington, STI Mythos, STI Chelsea, STI Olivia, and STI Powai [Member]
Disclosure of transactions between related parties [line items]
Number of vessels sold | vessel				5
STI Lexington, STI Mythos, STI Chelsea, STI Olivia, and STI Powai [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Aggregate management fee				$ 1,700,000
STI Lombard [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Aggregate management fee				$ 600,000
STI Highlander [Member] | Scorpio Commercial Management SAM (SCM) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Termination fee					500,000
STI Highlander [Member] | SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Termination fee					$ 500,000
MR [Member] | Construction in progress [member]
Disclosure of transactions between related parties [line items]
Number of vessels | vessel			2
MR [Member] | Construction in progress [member] | SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Number of vessels | vessel			8
Significant Agreement Amendment [Member] | SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Fixed annual technical management fee	$ 175,000